Management Of Financial Risks And Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Management Of Financial Risks And Financial Instruments [Abstract]
Summary Of Financial Assets Representing The Maximum Exposure To Credit Risk
The carrying amount of the financial assets representing the maximum exposure to credit risk is shown in the table below:

	2019	2018
Financial assets
Securities purchased under agreements to resell	9,490,090	6,570,609
Securities	27,326,481	7,142,041
Public securities	20,381,125	4,704,604
Private securities	6,945,356	2,437,437
Derivative financial instruments	4,085,004	1,692,031
Securities trading and intermediation	504,983	898,312
Accounts receivable	462,029	219,200
Other financial assets	20,191	60,423

Total	41,888,778	16,582,616

Summary Of Financial Liabilities Into Groupings Based On Their Contractual Maturities
The tables below summarizes the Group’s financial liabilities into groupings based on their contractual maturities:

	2019
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow
Securities loaned	2,021,707	—	—	—	—	2,021,707
Derivative financial instruments	1,557,088	211,882	685,566	732,286	42,414	3,229,236
Securities sold under repurchase agreements	15,638,407	—	—	—	—	15,638,407
Securities trading and intermediation	9,114,546	—	—	—	—	9,114,546
Borrowings and lease liabilities	8,239	26,258	81,953	521,034	—	637,484
Debentures	—	—	435,230	400,000	—	835,230
Accounts payables	266,813	—	—	—	—	266,813
Other financial liabilities	79,157	—	—	—	19,474	98,631

Total	28,685,957	238,140	1,167,519	1,688,550	61,888	31,842,054

	2018
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow
Securities loaned	770,270	478,741	10,568	—	—	1,259,579
Derivative financial instruments	152,971	182	242,506	560,798	34,942	991,399
Securities sold under repurchase agreements	68,738	5,439,405	1,132,551	—	—	6,640,694
Securities trading and intermediation	5,306,628	—	—	—	—	5,306,628
Borrowings and lease liabilities	19,032	22,752	72,705	355,120	—	469,609
Debentures	—	—	—	406,538	—	406,538
Accounts payables	134,579	—	—	—	—	134,579
Other financial liabilities	7,011	—	—	—	—	7,011

Total	6,459,229	5,941,080	1,458,330	1,322,456	34,942	15,216,037

Summary Of Sensitivity Analysis

		2019
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III
Pre-fixed	Pre-fixed interest rate in Reais	(907)	(163,057)	(445,866)
Exchange coupons	Foreign currencies coupon rate	(67)	570	(854)
Foreign currencies	Exchange rates	(2,102)	(1,493)	43,908
Price indexes	Inflation coupon rates	(63)	(782)	(301)
Shares	Shares prices	(442)	(8,780)	(57,390)

		(3,581)	(173,542)	(460,503)

		2018
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III
Pre-fixed	Pre-fixed interest rate in Reais	(559)	(11,441)	(22,881)
Exchange coupons	Foreign currencies coupon rate	(9)	(5,764)	(11,529)
Foreign currencies	Exchange rates	(386)	(978)	(5,027)
Price indexes	Inflation coupon rates	(16)	(798)	(1,597)
Shares	Shares prices	877	(6,584)	4,873

		(93)	(25,565)	(36,161)